Offerings - Offering: 1	Nov. 21, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2035
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,067,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,376.03
Offering Note